ETF Opportunities Trust Explanatory Note
Alpha Dog ETF
This amended Form N-CEN filing replaces the registrant's
Form N-CEN,as previously filed under accession number 0001752724-22-278660.The previously filed
Form N-CEN had the incorrect total number of Series of the Registrant in Item B.6 and an additional rule was selected in Item C.7.
This corrected Form N-CEN includes this information.